UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2020 to December 31, 2020.
Date of Report (Date of earliest event reported):  February 11, 2021
Commission File Number of securitizer:  025-05154
Central Index Key Number of securitizer:  0001818422
Peter Schancupp - (646) 885-3674
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]
[_]  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________
Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: February 11, 2021	FKH SFR Depositor, LLC (Securitizer) By: /s/ Peter Schancupp Name: Peter Schancupp Title: Manager